Financial Instruments (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Derivative [Line Items]
Total Derivatives, Assets	$ 373.7	$ 318.5
Total Derivatives, Liabilities	95.3	124.3
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total Derivatives, Assets	296.6	291.6
Total Derivatives, Liabilities	65.1	120.4
Designated as Hedging Instrument [Member] | Other Receivables [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Assets	19.9	17.6
Designated as Hedging Instrument [Member] | Other Receivables [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Assets	72.3	52.1
Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Assets	160.0	153.4
Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Assets	44.4	68.5
Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	0.0	0.0
Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	44.0	110.4
Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	12.0	0.8
Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	9.1	9.2
Hedges Not Designated [Member]
Derivative [Line Items]
Total Derivatives, Assets	77.1	26.9
Total Derivatives, Liabilities	30.2	3.9
Hedges Not Designated [Member] | Other Receivables [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Assets	0.0	0.0
Hedges Not Designated [Member] | Other Receivables [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Assets	77.1	2.8
Hedges Not Designated [Member] | Other Noncurrent Assets [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Assets	0.0	0.8
Hedges Not Designated [Member] | Other Noncurrent Assets [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Assets	0.0	23.3
Hedges Not Designated [Member] | Accrued Liabilities [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	0.0	0.0
Hedges Not Designated [Member] | Accrued Liabilities [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	29.5	3.3
Hedges Not Designated [Member] | Other Noncurrent Liabilities [Member] | Interest rate management contract [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	0.7	0.0
Hedges Not Designated [Member] | Other Noncurrent Liabilities [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Total Derivatives, Liabilities	$ 0.0	$ 0.6